Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Series C	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016		$ 14	$ 28,507,615	$ (28,935,109)	$ (427,480)
Balance, shares at Dec. 31, 2016		143,780
Preferred shares series C issued for purchase of intangible asset	$ 1		820,450		820,451
Preferred shares series C issued for purchase of intangible asset, shares	7,000
Shares issued for fractional shares from stock split		$ 1	(1)
Shares issued for fractional shares from stock split, shares		7,497
Net loss				(1,316,356)	(1,316,356)
Balance at Dec. 31, 2017	$ 1	$ 15	29,328,064	(30,251,465)	(923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Foregivenss of accrued salary related party			239,000		239,000
Foregivenss of accrued interest related party			19,999		19,999
Extingishment of derivative liability			25,494		25,494
Common stock issued for conversion of note payable		$ 1,795	482,855		484,650
Common stock issued for conversion of note payable, shares		17,950,000
Common stock issued for services		$ 50	1,249,950		1,250,000
Common stock issued for services, shares		500,000
Beneficial conversion feature on debt			586,921		586,921
Conversion of notes payable and preferred stock to common stock	$ (1)	$ 35	(34)
Conversion of notes payable and preferred stock to common stock, shares	(7,000)	350,000
Sale of common stock		$ 390	1,866,277		1,866,667
Sale of common stock, shares		3,896,969
Net loss				(3,523,145)	(3,523,145)
Balance at Sep. 30, 2018		$ 2,285	33,798,526	(33,774,610)	26,201
Balance, shares at Sep. 30, 2018		22,848,246
Balance at Dec. 31, 2017	$ 1	$ 15	29,328,064	(30,251,465)	(923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Foregivenss of accrued salary related party			239,000		239,000
Foregivenss of accrued interest related party			19,999		19,999
Extingishment of derivative liability			25,494		25,494
Common stock issued for conversion of note payable		$ 1,795	482,855		484,650
Common stock issued for conversion of note payable, shares		17,950,000
Common stock issued for services		$ 50	1,249,950		1,250,000
Common stock issued for services, shares		500,000
Beneficial conversion feature on debt			586,921		586,921
Conversion of notes payable and preferred stock to common stock	$ (1)	$ 35	(34)
Conversion of notes payable and preferred stock to common stock, shares	(7,000)	350,000
Sale of common stock		$ 390	1,866,277		1,866,667
Sale of common stock, shares		3,896,969
Net loss				(4,023,967)	(4,023,967)
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Balance at Jun. 30, 2018		$ 1,996	32,265,481	(32,408,735)	(141,258)
Balance, shares at Jun. 30, 2018		19,961,378
Sale of common stock		$ 289	1,533,045		1,533,334
Sale of common stock, shares		2,886,868
Net loss				(1,365,875)	(1,365,875)
Balance at Sep. 30, 2018		$ 2,285	33,798,526	(33,774,610)	26,201
Balance, shares at Sep. 30, 2018		22,848,246
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Common stock issued for conversion of deferred compensation			2,162,408		2,162,408
Common stock issued for conversion of note payable		$ 1	49,999		50,000
Common stock issued for conversion of note payable, shares		10,000
Amortization of stock compensation			391,552		391,552
Common stock issued for services		$ 2	99,998		100,000
Common stock issued for services, shares		20,000
Sale of common stock		$ 32	1,599,968		1,600,000
Sale of common stock, shares		320,000
Net loss				(4,067,097)	(4,067,097)
Balance at Sep. 30, 2019		$ 2,320	38,102,451	(38,342,529)	(237,758)
Balance, shares at Sep. 30, 2019		23,198,246
Balance at Jun. 30, 2019		$ 2,315	37,557,004	(37,527,118)	32,201
Balance, shares at Jun. 30, 2019		23,148,246
Amortization of stock compensation			295,452		295,452
Sale of common stock		$ 5	249,995		250,000
Sale of common stock, shares		50,000
Net loss				(815,411)	(815,411)
Balance at Sep. 30, 2019		$ 2,320	$ 38,102,451	$ (38,342,529)	$ (237,758)
Balance, shares at Sep. 30, 2019		23,198,246